Income Taxes, deferred tax valuation allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Deferred tax valuation allowance, rollfoward
Reduction of current deferred income tax assets due to valuation allowance	$ 1,000,000
Reduction of noncurrent deferred income tax assets due to valuation allowance	48,700,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	71,014,000		63,870,000	78,760,000
Charged to costs and expenses	(28,511,000)		(293,000)	(13,762,000)
Charged to other accounts	7,183,000		7,437,000	(1,128,000)
Balance at end of period	$ 49,686,000	[1]	$ 71,014,000	$ 63,870,000

[1]	As of December 31, 2011, the valuation allowance reduced current deferred tax assets by $1.0 million and noncurrent deferred tax assets by $48.7 million.